Term Loan - Additional Information (Detail) - USD ($)				12 Months Ended
	Jul. 31, 2020	Jul. 02, 2020	Jun. 30, 2017	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Loss on extinguishment of term loan				$ 1,567,000
Principal of term loan				30,000,000	$ 30,000,000
Debt instrument, final payment amount				2,025,000
Debt discount on SVB Loan				$ 326,000	$ 939,000
Perceptive Term Loan
Debt Instrument [Line Items]
Loan Issuance Date			Jun. 30, 2017
Credit facility, maximum borrowing capacity			$ 40,000,000
Debt interest rate			8.55%
Description of variable rate basis				three-month London Inter-bank Offered Rate (LIBOR)
Basis spread on variable rate			2.00%
Early prepayment, accrued interest and exit fees	$ 1,200,000
SVB Term Loan
Debt Instrument [Line Items]
Loan maturity date		Nov. 01, 2025
Debt interest rate		6.75%		3.75%
Principal of term loan		$ 30,000,000
Description of payment terms				Payments under the SVB Term Loan are for interest only through May 2023, and then 30 monthly principal and interest payments from June 2023 until maturity.
Debt instrument interest only payments end date		2023-05
Debt instrument principal repayment period		30 months
Debt instrument, final payment amount		$ 2,000,000
Percentage of limitation on pledges of capital stock of foreign subsidiaries		65.00%
Other debt issuance costs				$ 400,000
Debt discount on SVB Loan				$ 300,000
SVB Term Loan | Minimum
Debt Instrument [Line Items]
Debt instrument prepayment fee percentage		1.00%
SVB Term Loan | Maximum
Debt Instrument [Line Items]
Debt instrument prepayment fee percentage		3.00%
SVB Term Loan | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate		0.50%